Financial Risk Management_The Remaining Contractual Maturity Of Financial Assets And Liabilities Excluding Derivatives Held For Cash Flow Hedging(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		₩ 506,412,674		₩ 464,253,523
Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		7,980,299	[1]	9,210,775	[2]
Cash Flow Of Restricted Due From Financial Institutions		12,394,461		10,669,956
Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	52,558,359
Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			30,177,293
Financial assets designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			2,050,052
Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		1,915,532	[3]	2,980,462	[4]
Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		86,213	[5]	170,629	[6]
Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		366,944,038
Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				332,293,766
Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	39,189,613
Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	30,454,737
Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[8]			53,501,736
Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				24,507,406
Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		7,283,883		9,361,404
Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		405,741,912		367,390,484
Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	2,823,820
Financial liabilties held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]			1,944,770
Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		12,503,039	[3]	10,078,288	[4]
Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		2,724,994	[3]	3,050,471	[4]
Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		(34,623)	[5]	(27,175)	[6]
Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[9]	281,148,540		259,366,106
Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		33,409,335		30,455,825
Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		56,039,164		46,577,948
Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		17,127,643		15,944,251
Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		142,216,904		105,867,042
Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		3,626,532	[10]	3,683,875	[11]
Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		138,590,372	[12]	102,183,167	[13]
On demand | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		63,079,329		55,072,342
On demand | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		5,636,123	[1]	6,355,289	[2]
On demand | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	50,139,812
On demand | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			30,177,293
On demand | Financial assets designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			2,050,052
On demand | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		1,915,532	[3]	2,980,462	[4]
On demand | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		0	[5]	559	[6]
On demand | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		3,180,412
On demand | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				3,437,020
On demand | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	2,117,560
On demand | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	0
On demand | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[8]			10,063,251
On demand | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				0
On demand | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		89,890		8,416
On demand | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		150,864,373		148,307,722
On demand | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	2,823,820
On demand | Financial liabilties held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]			1,944,770
On demand | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		12,503,039	[3]	10,078,288	[4]
On demand | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		2,724,994	[3]	3,050,471	[4]
On demand | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		0	[5]	404	[6]
On demand | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[9]	126,781,682		127,035,944
On demand | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		5,909,297		5,957,108
On demand | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		30,160		40,655
On demand | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		91,381		200,082
On demand | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		142,216,904		105,867,042
On demand | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		3,626,532	[10]	3,683,875	[11]
On demand | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		138,590,372	[12]	102,183,167	[13]
Up to 1 month | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		38,190,398		34,128,016
Up to 1 month | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		1,481,598	[1]	1,842,808	[2]
Up to 1 month | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	672,326
Up to 1 month | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			0
Up to 1 month | Financial assets designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			0
Up to 1 month | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		0	[3]	0	[4]
Up to 1 month | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		4,344	[5]	48,093	[6]
Up to 1 month | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		27,520,126
Up to 1 month | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				22,062,457
Up to 1 month | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	1,812,270
Up to 1 month | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	1,245,353
Up to 1 month | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[8]			1,580,946
Up to 1 month | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				658,856
Up to 1 month | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		5,454,381		7,934,856
Up to 1 month | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		44,846,931		37,468,647
Up to 1 month | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0
Up to 1 month | Financial liabilties held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]			0
Up to 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		0	[3]	0	[4]
Up to 1 month | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		0	[3]	0	[4]
Up to 1 month | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		(2,403)	[5]	3,740	[6]
Up to 1 month | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[9]	16,852,129		12,365,158
Up to 1 month | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		10,355,022		10,024,019
Up to 1 month | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		1,699,165		1,015,298
Up to 1 month | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		15,943,018		14,060,432
Up to 1 month | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0		0
Up to 1 month | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[10]	0	[11]
Up to 1 month | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[12]	0	[13]
1-3 montshs | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		37,118,765		34,009,275
1-3 montshs | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		242,353	[1]	319,173	[2]
1-3 montshs | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	162,459
1-3 montshs | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			0
1-3 montshs | Financial assets designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			0
1-3 montshs | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		0	[3]	0	[4]
1-3 montshs | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		1,724	[5]	29,693	[6]
1-3 montshs | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		32,374,297
1-3 montshs | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				30,802,580
1-3 montshs | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	2,694,083
1-3 montshs | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	1,483,667
1-3 montshs | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[8]			2,311,652
1-3 montshs | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				493,420
1-3 montshs | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		160,182		52,757
1-3 montshs | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		38,066,602		30,139,284
1-3 montshs | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0
1-3 montshs | Financial liabilties held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]			0
1-3 montshs | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		0	[3]	0	[4]
1-3 montshs | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		0	[3]	0	[4]
1-3 montshs | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		(8,231)	[5]	(4,715)	[6]
1-3 montshs | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[9]	28,053,517		23,236,756
1-3 montshs | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		3,975,372		3,741,022
1-3 montshs | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		5,875,093		3,020,683
1-3 montshs | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		170,851		145,538
1-3 montshs | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0		0
1-3 montshs | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[10]	0	[11]
1-3 montshs | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[12]	0	[13]
3-12 months | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		134,402,595		120,327,991
3-12 months | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		538,579	[1]	324,703	[2]
3-12 months | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	254,632
3-12 months | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			0
3-12 months | Financial assets designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			0
3-12 months | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		0	[3]	0	[4]
3-12 months | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		17,948	[5]	42,163	[6]
3-12 months | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		116,479,553
3-12 months | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				103,782,624
3-12 months | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	11,210,903
3-12 months | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	4,412,816
3-12 months | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[8]			11,655,746
3-12 months | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				3,217,345
3-12 months | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		1,488,164		1,305,410
3-12 months | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		116,481,760		98,165,201
3-12 months | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0
3-12 months | Financial liabilties held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]			0
3-12 months | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		0	[3]	0	[4]
3-12 months | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		0	[3]	0	[4]
3-12 months | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		(37,851)	[5]	(19,705)	[6]
3-12 months | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[9]	95,568,339		82,586,445
3-12 months | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		7,205,116		5,724,453
3-12 months | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		13,471,021		9,644,135
3-12 months | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		275,135		229,873
3-12 months | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0		0
3-12 months | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[10]	0	[11]
3-12 months | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[12]	0	[13]
1~5 years | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		112,531,031		102,957,282
1~5 years | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		81,646	[1]	357,340	[2]
1~5 years | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	215,436
1~5 years | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			0
1~5 years | Financial assets designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			0
1~5 years | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		0	[3]	0	[4]
1~5 years | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		21,367	[5]	(2,577)	[6]
1~5 years | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		84,600,284
1~5 years | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				75,345,756
1~5 years | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	18,626,405
1~5 years | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	8,932,468
1~5 years | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[8]			20,322,800
1~5 years | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				6,890,530
1~5 years | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		53,425		43,433
1~5 years | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		49,068,933		45,830,466
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0
1~5 years | Financial liabilties held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]			0
1~5 years | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		0	[3]	0	[4]
1~5 years | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		0	[3]	0	[4]
1~5 years | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		13,831	[5]	(7,143)	[6]
1~5 years | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[9]	11,284,243		11,473,834
1~5 years | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		4,714,743		4,409,543
1~5 years | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		32,474,579		29,611,835
1~5 years | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		581,537		342,397
1~5 years | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0		0
1~5 years | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[10]	0	[11]
1~5 years | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[12]	0	[13]
More than 5 years | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		121,090,556		117,758,617
More than 5 years | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		0	[1]	11,462	[2]
More than 5 years | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	1,113,694
More than 5 years | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			0
More than 5 years | Financial assets designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]			0
More than 5 years | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		0	[3]	0	[4]
More than 5 years | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		40,830	[5]	52,698	[6]
More than 5 years | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		102,789,366
More than 5 years | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				96,863,329
More than 5 years | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	2,728,392
More than 5 years | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[7]	14,380,433
More than 5 years | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[8]			7,567,341
More than 5 years | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk				13,247,255
More than 5 years | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		37,841		16,532
More than 5 years | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		6,413,313		7,479,164
More than 5 years | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0
More than 5 years | Financial liabilties held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]			0
More than 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		0	[3]	0	[4]
More than 5 years | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		0	[3]	0	[4]
More than 5 years | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		31	[5]	244	[6]
More than 5 years | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[9]	2,608,630		2,667,969
More than 5 years | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		1,249,785		599,680
More than 5 years | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		2,489,146		3,245,342
More than 5 years | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		65,721		965,929
More than 5 years | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0		0
More than 5 years | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[10]	0	[11]
More than 5 years | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		₩ 0	[12]	₩ 0	[13]

[1]	The amounts of KRW 12,394,461 million, which is restricted due from the financial institutions as of December 31, 2018, is excluded.
[2]	The amounts of KRW10,669,956 million, which are restricted due from the financial institutions as of December 31, 2017, is excluded.
[3]	Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are classified as 'on demand' category.
[4]	Financial assets/liabilities held for trading, financial assets/liabilities designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are classified as 'on demand' category. However, the cash flows of the embedded derivatives (e.g. conversion options and others) which are separated from their host contracts in accordance with the requirement of IAS 39, are considered in the cash flows of the host contracts.
[5]	Cash flows of derivative instruments held for hedging are shown at net cash flow by remaining contractual maturity.
[6]	Cash flows of derivative instruments held for fair value hedging are shown at net cash flow by remaining contractual maturity.
[7]	The equity securities designated as financial assets measured at fair value through other comprehensive income are included under the 'On demand' category as they can be disposed without difficulty. However, the equity securities restricted from disposal are included on the category that the releasing date of restriction is belonged to.
[8]	The equity securities among available-for-sale financial assets are included under the 'On demand' category as they can be disposed without difficulty. However, the equity securities restricted from disposal are included on the category that the releasing date of restriction is belonged to.
[9]	Deposits that are contractually repayable on demand or on short notice are classified under the 'on demand' category.
[10]	The financial guarantee contracts are included under the 'On demand' category as payments will be made upon request.
[11]	The financial guarantee contracts are included under the 'on demand' category as payments will be made upon request.
[12]	Commitments are included under the 'On demand' category because payments will be made upon request.
[13]	Commitments are included under the 'on demand' category because payments will be made upon request.